Leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Leases [Abstract]
Total lease cost	¥ 11,029		¥ 18,254
Operating lease expenses	9,621		16,847
Short-term lease expenses	1,408		1,407
Depreciation of right-of-use assets	¥ 13,310	$ 1,903	¥ 14,802	¥ 15,296